17. REGULATORY CAPITAL (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Actual
Total risk based capital (to risk-weighted assets)	$ 83,540	$ 79,670
Total risk based capital (to risk-weighted assets) Percentage	14.31%	14.09%
Tier one capital (to risk-weighted assets)	76,235	72,580
Tier one capital (to risk-weighted assets) Percentage	13.05%	12.82%
Tier one capital (to average assets)	76,235	72,580
Tier one capital (to average assets) Percentage	9.07%	8.65%
For capital adequacy purposes required
Total risk based capital (to risk-weighted assets)	46,707	45,260
Total risk based capital (to risk-weighted assets) Percentage	8.00%	8.00%
Tier one capital (to risk-weighted assets)	23,353	22,630
Tier one capital (to risk-weighted assets) Percentage	4.00%	4.00%
Tier one capital (to average assets)	33,572	33,513
Tier one capital (to average assets) Percentage	4.00%	4.00%
To be well capitalized under prompt corrective action provisions required
Total risk based capital (to risk-weighted assets)	58,384	56,576
Total risk based capital (to risk-weighted assets) Percentage	10.00%	10.00%
Tier one capital (to risk-weighted assets)	35,030	33,945
Tier one capital (to risk-weighted assets) Percentage	6.00%	6.00%
Tier one capital (to average assets)	$ 41,965	$ 41,891
Tier one capital (to average assets) Percentage	5.00%	5.00%